Property plant and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment Text Block Abstract
Property and equipment	$ 52
Impairment loss	$ 9,478	$ 8,031